Related Party Transactions (Details Narrative) - USD ($)											30 Months Ended
	Jun. 02, 2017	Dec. 30, 2016	Nov. 21, 2016	Nov. 04, 2016	Sep. 19, 2016	Jul. 07, 2016	Jun. 30, 2016	Jun. 22, 2016	Jun. 09, 2016	Apr. 04, 2016	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets from related party transaction											$ 120,000
Percentage of average of assets net											1.00%
Note payable											$ 40,337	$ 4,537	$ 4,098
Promissory Note [Member]
Number of warrant to purchase of common stock												43,590
Warrant exercise price						$ 6.00	$ 6.00					$ 3.90
Debt interest rate							8.00%
Proceeds from related party debt						$ 120,000	$ 50,000
Number of warrant acquire						20,000	8,334
Grover T. Wickersham [Member]
Number of warrant to purchase of common stock												11,218
Warrant exercise price	$ 7.50
Number of units purchased	15,189								83,334
Purchase price (in dollars per share)	$ 3.90								$ 3.00
Total purchase price									$ 250,000
Proceeds from related party debt	$ 59,237
Grover T. Wickersham [Member] | Private Placement [Member]
Cancelation of warrant		8,334
Number of units purchased								38,334
Purchase price (in dollars per share)								$ 3.00
Total purchase price								$ 115,000
Number of warrant assigned		24,680
Education Trust [Member]
Number of units purchased								16,667
Purchase price (in dollars per share)								$ 3.00
Total purchase price								$ 50,000
Irrevocable Trust [Member]
Number of units purchased								66,667
Purchase price (in dollars per share)								$ 3.00
Total purchase price								$ 200,000
Michael Fleming [Member]
Warrant exercise price								$ 6.00
Number of units purchased								8,334
Purchase price (in dollars per share)								$ 3.00
Total purchase price								$ 25,000
Wickersham Trust [Member]
Number of warrant to purchase of common stock												20,834
Warrant exercise price			$ 6.00				$ 6.00					$ 3.90
Proceeds from related party debt			$ 75,000				$ 50,000
Number of warrant acquire			12,500				8,334
Lawrence Hirson [Member]
Number of warrant to purchase of common stock					25,000
Warrant exercise price					$ 6.00
Principal amount					$ 150,000
Warrant Term					3 years
Steven Earles [Member]
Number of units issued for services										185
Value of units issued for services										$ 185,000
Number of warrant to purchase of common stock										223
Warrant exercise price										$ 6.00
Steven Shum [Member]
Number of units issued for services										97
Value of units issued for services										$ 97,000
Martin Kunkel [Member]
Number of units issued for services										58
Value of units issued for services										$ 58,000
Carrie Earles [Member]
Number of units issued for services										83
Value of units issued for services										$ 83,000
Number of shares converted				185
Conversion of stock shares issued				41,111
Cancelation of warrant				41,107
Chief Executive Officer [Member]
Due to Related parties							$ 8,000
Note payable							$ 12,500